Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of December 31,
	2024	2023
Vehicles held for use	$3,234	$3,212
Production facilities	2,748	2,760
Electronic equipment	775	779
Furniture	283	280
Leasehold improvement	114	114
Battery and charging swap infrastructure	106	106
Less: Accumulated depreciation	(1,599)	(868)
Less: Impairment of property and equipment (i)	(3,159)	(3,186)
Property and equipment, net	$2,502	$3,197

(i)	Accumulated impairment loss of property and equipment was US$3.2 million as of December 31, 2024 and 2023, which was recognized on certain property and equipment associated with vehicle manufacturing.

Schedule of Impairment made for Property and Equipment

Impairment made for property and equipment was as follows:

Amounts
Balance as of December 31, 2022	$-
Impairment made during the period	3,183
Effect of exchange rate differences	3
Balance as of December 31, 2023	$3,186
Impairment made during the period	-
Effect of exchange rate differences	(27)
Balance as of December 31, 2024	$3,159